Statements of Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Net issuance costs	$ 739	$ 669